SCHEDULE OF FAIR VALUE OF OPTIONS (Details) - $ / shares			9 Months Ended
	Jan. 01, 2022	Jul. 01, 2021	Sep. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Expected term	2 years	2 years
Expected average volatility	187.70%	187.70%
Expected dividend yield
Common Stock Market Value		$ 0.76
Risk-free interest rate	1.81%	0.30%
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected term			3 months
Expected average volatility			172.00%
Common Stock Market Value	$ 0.01		$ 0.009
Risk-free interest rate			3.39%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected term			3 years
Expected average volatility			187.70%
Common Stock Market Value	$ 0.08		$ 0.015
Risk-free interest rate			3.98%